FAIR VALUE OF FINANCIAL INSTRUMENTS - Disclosure Of Financial Assets At FVTPL (Details) - Level 2 - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Aggregate cost basis
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets	¥ 2,293	¥ 82,323
Gross unrealized holding gain
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets		61,929
Aggregate fair value
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets	¥ 2,293	¥ 144,252